Other Long-term Liabilities Other Long-term Liabilities	12 Months Ended
Dec. 31, 2013
Other Liabilities, Noncurrent [Abstract]
Other Liabilities Disclosure [Text Block]
Other long-term liabilities

Other long-term liabilities consists of the following at December 31, 2013 and 2012:

	2013	2012
Self-insurance reserve (Note 3)	$4,310	$3,866
Long-term restructuring reserve (Note 6)	2,008	3,612
Long-term deferred rent (Note 3)	1,028	1,334
Other	—	195
	$7,346	$9,007